Stockholders' Equity - Equity Issuances (FY) (Details) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended		36 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Mar. 31, 2019	Aug. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 12, 2021	Jun. 04, 2021
Class of Stock [Line Items]
Net proceeds from issuance of capital stock	$ 65,000,000.0				$ 0	$ 85,457,000	$ 85,500,000	$ 18,728,000
Shares issued upon exercise of warrants		801,148
Net proceeds from warrant exercises		$ 1,800,000
Lincoln Park Agreement
Class of Stock [Line Items]
Aggregate offering amount authorized per agreement			$ 26,000,000.0
Commitment shares issued as consideration per agreement (shares)			181,510
Number of shares sold (shares)			250,000
Price of shares sold (in dollars per share)			$ 4.00
Gross price for stock transaction			$ 1,000,000
Term of agreement (in months)			36 months
Number of shares allowable to direct for Regular Purchase (shares)			100,000
Maximum obligation per directed purchase transaction for Regular Purchase			$ 2,500,000
Maximum shares allowed in Accelerated Purchase as percent of shares in Regular Purchase (percent)			300.00%
Maximum shares allowed in Accelerated Purchase as percent of shares traded during specified period (percent)			30.00%
Maximum beneficial ownership allowable per agreement (percent)			9.99%
Accelerated purchases specified floor price threshold for directed purchases							$ 1.00
H.C. Wainwright Sales Amended Agreement
Class of Stock [Line Items]
Aggregate offering amount authorized per agreement				$ 25,000,000.0
Commission on gross proceeds due to third party (percent)				3.00%
Stock issued (shares)							0		3,784,912
Net proceeds from issuance of capital stock									$ 9,500,000
ATM Agreement
Class of Stock [Line Items]
Aggregate offering amount authorized per agreement										$ 50,000,000.0
Stock issued (shares)					0		0
Institutional Purchase Agreement
Class of Stock [Line Items]
Number of shares sold (shares)	24,906,134
Price of shares sold (in dollars per share)	$ 2.45
Number of shares called by warrants issued	12,453,067
Warrant exercise price (in dollars per share)	$ 2.90
Warrants expiration term	5 years
Additional Purchase Agreement
Class of Stock [Line Items]
Number of shares sold (shares)	1,632,652
Price of shares sold (in dollars per share)	$ 2.45
Number of shares called by warrants issued	816,326
Warrant exercise price (in dollars per share)	$ 2.90
Warrants expiration term	5 years
January 2021 Private Placement
Class of Stock [Line Items]
Number of shares sold (shares)		12,500,000
Price of shares sold (in dollars per share)		$ 2.00
Net proceeds from issuance of capital stock		$ 25,000,000.0
Number of shares called by warrants issued		6,250,000
Warrant exercise price (in dollars per share)		$ 2.90
Warrants expiration term		5 years 6 months
Number of shares per each warrant		1